U.S. SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                              FORM 24F-2

                   Annual Notice of Securities Sold
                        Pursuant to Rule 24f-2

1.   Name and address of issuer:

                      Saturna Investment Trust
                       1300 North State Street
                    Bellingham, Washington  98225

2. Name of each series or class of funds for which this notice of filed:

                         Sextant Growth Fund
                        Idaho Tax Exempt Fund
                      Sextant Bond Income Fund
                    Sextant Short Term Bond Fund
                     Sextant International Fund

3.   Investment Company Act File Number:     811-5071
     Securities Act File Number:        33-13247

4.   Last day of fiscal year for which this notice is filed: November 30, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                    [ ]


6. Date of termination of issuer's declaration under Rule 24f-2(a)(1), if applicable (see Instruction A.6):

                                 N/A

7. Number and amount of securities of the same class or series which had been registered under the Securities Exchange Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                 NONE

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
                                 NONE

9. Number and aggregate sale price of securities sold during the fiscal year:

                                                 DOLLARS        SHARES
          Sexton Growth Fund                   $   676,224.00        90,055
          Idaho Tax Exempt Fund                    837,937.00       162,231
          Setant Bond Income Fund                  303,624.00        65,268
          Sextant Short Term Bond Fund           3,700,165.00       740,752
          Sextant International Fund               440,062.00        83,056
                                             --------------      ----------
                      TOTAL                    $ 5,958,012.00     1,141,362

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                                                 DOLLARS        SHARES
          Sexton Growth Fund                   $   676,224.00        90,055
          Idaho Tax Exempt Fund                    837,937.00       162,231
          Setant Bond Income Fund                  303,624.00        65,268
          Sextant Short Term Bond Fund           3,700,165.00       740,752
          Sextant International Fund               440,062.00        83,056
                                             --------------      ----------
                      TOTAL                    $ 5,958,012.00     1,141,362

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

                                                 DOLLARS        SHARES
          Sextant Growth Fund               $            0.00             0
          Idaho Tax Exempt Fund                    191,502.00        36,855
          Sextant Bond Income Fund                  77,813.00        16,726
          Sextant Short Term Bond Fund             129,365.00        26,037
          Sextant International Fund                 3,068.00           523

                                             --------------      ----------
                      TOTAL                     $  401,748.00        80,141

12.     Calculation of registration fee:

   (i)  Aggregate sale price of securities sold during the fiscal year
        on rule 24f-2 (from Item 10):                  $      5,958,012
        --------------------

   (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):
                                                       +        401,748
                                                   --------------------

   (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):
                                                        -     4,532,057
                                                   --------------------


   (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
                                                    +                 0
                                                   --------------------

   (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line
        (ii), less line (iii), plus line (iv)] (if applicable):
                                                    +         1,827,703
                                                   --------------------

   (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):
                                                              x  1/3300
                                                   --------------------

   (vii)     Fee due [line (i) or line (v) multiplied by line (vi)]:
                                                        $        553.85
                                                   --------------------

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                                    [X]

   Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                                                       January 14, 1996


                              SIGNATURES
This report has been signed by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)  /s/  Teresa K. Anderson
                         -------------------------------
                           Teresa K. Anderson, CMA
                           Director, Funds & Operations

Date:  January 21, 1997